Consolidated Statement of Comprehensive Income (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Consolidated Statement of Comprehensive Income [Abstract]
Net earnings, including noncontrolling interests	$ 319	$ 426	$ 534
Net unrealized gains on securities:
Unrealized holding gains on securities arising during the period	161	403	958
Reclassification adjustment for:
Realized gains included in net earnings	(68)	(73)	(51)
Unrealized gains on subsidiary sold	(1)
Total net unrealized gains on securities	92	330	907
Foreign currency translation adjustments	(2)	8	19
Pension and other postretirement plans adjustments	1		(1)
Other comprehensive income, net of tax	91	338	925
Total comprehensive income, net of tax	410	764	1,459
Less: Comprehensive income (loss) attributable to noncontrolling interests	(17)	(54)	18
Comprehensive income attributable to shareholders	$ 427	$ 818	$ 1,441